Staff costs and Directors' emoluments - Summary of Staff Costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about employees and directors [Line Items]
Total staff costs	$ 645	$ 594	$ 628
Exceptional items [member]
Disclosure of information about employees and directors [Line Items]
Total staff costs	$ 13	$ 1	$ 3